Loans and borrowings (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of loans and borrowings
Loans and borrowings of the Group are presented in the table below.
(in thousands of Russian Roubles)

	December 31, 2019	December 31, 2018
Long-term loans and borrowings:
Bank loan	4,064,501	5,203,692

Total	4,064,501	5,203,692

Current loans and borrowings:
Bank loan – current portion	1,064,554	962,362
Bank loan – interest	—	—
Other loan – principal	—	270,000
Other loan – interest	—	1,562

Total	1,064,554	1,233,924

Summary of reconciliation of liabilities arising from financing activities
The table below details changes in the Group’s liabilities arising from financing activities, including both cash and non-cash
changes. Liabilities arising from financing activities are those for which cash flows were, or future cash flows will be, classified in the Group’s consolidated statement of cash flows as cash flows from financing activities.
(in thousands of Russian Roubles)

	Bank and other loans and borrowings (notes 21 (a), 21(b))	Lease liabilities (note 23)*	Dividends payables to shareholders (note 19(d))	Dividends payables to non- controlling interests (notes 19(d), 22)	Total
Balance at January 1, 2019	6,437,616	343,455	—	5,916	6,786,987
Changes from financing cash flows
Bank loan repaid	(1,055,000)	—	—	—	(1,055,000)
Other loan repaid	(270,000)	—	—	—	(270,000)
Acquisition of non-controlling interest	—	—	—	(2,107)	(2,107)
Dividends paid	—	—	(1,133,501)	(131,456)	(1,264,957)
Repayment of lease liabilities	—	(61,376)	—	—	(61,376)

Total changes from financing cash flows	(1,325,000)	(61,376)	(1,133,501)	(133,563)	(2,653,440)

Other changes
Interest accrued	565,918	32,941	—	—	598,859
Interest paid	(549,479)	(32,941)	—	—	(582,420)
New leases, including modifications	—	9,147	—	—	9,147
Distributions to shareholders and non-controlling interest	—	—	1,160,345	126,460	1,286,805
Forex gain	—	—	(26,844)	—	(26,844)
Foreign currency translation differences	—	(608)	—	1,187	579

Total other changes	16,439	8,539	1,133,501	127,647	1,286,126

Balance at December 31, 2019	5,129,055	290,618	—	—	5,419,673

*	The Group has initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under the approach, comparative information is not restated. See Note 4.

(in thousands of Russian Roubles)

	Bank and other loans and borrowings (notes 21 (a), 21(b))	Dividends payables to non- controlling interests (note 19(d))	Total
Balance at January 1, 2018	6,837,293	3,225	6,840,518
Changes from financing cash flows
Other loan received	270,000	—	270,000
Bank loan repaid	(690,000)	—	(690,000)
Dividends paid	—	(77,629)	(77,629)

Total changes from financing cash flows	(420,000)	(77,629)	(497,629)

Other changes
Interest accrued	644,326	—	644,326
Interest paid	(624,003)	—	(624,003)
Foreign currency translation differences	—	470	470
Distributions to shareholders and non-controlling interest	—	79,850	79,850

Total liability related other changes	20,323	80,320	100,643

Balance at December 31, 2018	6,437,616	5,916	6,443,532

(in thousands of Russian Roubles)

	Bank loan (notes 21 (a), 21(b))	Payables to shareholders (note 19 (d))	Dividends payable to non- controlling interest (notes 22, 19 (d))	Total
Balance at January 1, 2017	4,909,099	—	—	4,909,099
Changes from financing cash flows
Bank loan received	2,000,000	—	—	2,000,000
Bank loan origination fees	(14,412)	—	—	(14,412)
Bank loan repaid	(100,000)	—	—	(100,000)
Distribution to shareholders	—	(3,109,631)	—	(3,109,631)
Dividends paid to non-controlling interest	—	—	(49,804)	(49,804)

Total changes from financing cash flows	1,885,588	(3,109,631)	(49,804)	(1,273,847)

Other changes
Interest accrued	706,036	—	—	706,036
Interest paid	(663,430)	—	—	(663,430)
Distributions to shareholders and non-controlling interest	—	3,375,197	53,029	3,428,226
Offset of shareholders’ loans	—	(265,566)	—	(265,566)

Total liability related other changes	42,606	3,109,631	53,029	3,205,266

Balance at December 31, 2017	6,837,293	—	3,225	6,840,518